Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018	Oct. 31, 2017
Financial assets
Interest-bearing deposits with banks	$ 38,653	$ 36,471
Trading
Trading securities	138,173	128,258
Investment
Investment securitites	97,659	94,608
Assets purchased under reverse repurchase agreements and securities borrowed	297,660	294,602
Loans	589,820	576,818
Derivatives
Derivatives	84,816	94,039
Deposits
Personal	280,171	270,154
Business and government	540,234	534,371
Bank	32,159	32,521
Other
Obligations related to securities sold short	33,242	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	224,529	206,814
Derivatives
Total derivatives	81,766	90,238
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(536)	(583)
Financial assets	(536)	(583)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(536)	(583)
Financial liabilities	(536)	(583)
Total gross fair value [member]
Financial assets
Interest-bearing deposits with banks	22,856	20,274
Trading
Trading securities	138,173	128,258
Investment
Investment securitites	51,895	48,499
Assets purchased under reverse repurchase agreements and securities borrowed	223,953	219,108
Loans	9,184	9,480
Derivatives
Total gross derivatives, assets	85,352	94,622
Other assets	1,350	1,373
Financial assets	532,763	521,614
Deposits
Personal	15,234	14,752
Business and government	110,573	103,435
Bank	5,942	7,072
Other
Obligations related to securities sold short	33,242	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	218,297	201,839
Derivatives
Total gross derivatives, liabilities	82,302	90,821
Other liabilities	(1,090)	(1,416)
Financial liabilities	464,500	448,750
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	45,404	42,410
Investment
Investment securitites	75	42
Derivatives
Total gross derivatives, assets	4,720	5,869
Other assets	1,105	1,020
Financial assets	51,304	49,341
Other
Obligations related to securities sold short	18,124	17,732
Derivatives
Total gross derivatives, liabilities	3,135	4,369
Other liabilities	262	170
Financial liabilities	21,521	22,271
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	22,856	20,274
Trading
Trading securities	91,597	84,503
Investment
Investment securitites	51,411	48,028
Assets purchased under reverse repurchase agreements and securities borrowed	223,953	219,108
Loans	8,358	8,929
Derivatives
Total gross derivatives, assets	80,212	88,176
Other assets	184	288
Financial assets	478,571	469,306
Deposits
Personal	15,143	14,362
Business and government	110,573	103,440
Bank	5,942	7,072
Other
Obligations related to securities sold short	15,118	14,515
Obligations related to assets sold under repurchase agreements and securities loaned	218,297	201,839
Derivatives
Total gross derivatives, liabilities	78,120	85,309
Other liabilities	(1,404)	(1,654)
Financial liabilities	441,789	424,883
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,172	1,345
Investment
Investment securitites	409	429
Loans	826	551
Derivatives
Total gross derivatives, assets	420	577
Other assets	61	65
Financial assets	2,888	2,967
Deposits
Personal	91	390
Business and government		(5)
Derivatives
Total gross derivatives, liabilities	1,047	1,143
Other liabilities	52	68
Financial liabilities	1,190	1,596
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	16,893	14,573
Investment
Investment securitites	527	238
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	11,168	8,342
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	5,725	6,231
Investment
Investment securitites	527	238
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,679	11,350
Investment
Investment securitites	2,281	1,554
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	11,679	11,350
Investment
Investment securitites	2,281	1,554
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	44,373	33,164
Investment
Investment securitites	18,176	18,136
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	979	2,068
Investment
Investment securitites	34
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	43,329	31,030
Investment
Investment securitites	18,142	18,136
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	65	66
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	8,858	10,169
Investment
Investment securitites	1,964	1,470
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,941	1,151
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	5,917	9,018
Investment
Investment securitites	1,964	1,470
Total gross fair value [member] | Mortgage-backed securities [member]
Trading
Trading securities	965	1,001
Investment
Investment securitites	2,253	2,174
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	965	1,001
Investment
Investment securitites	2,226	2,174
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securitites	27
Total gross fair value [member] | Asset-backed securities, Non-CDO [member]
Trading
Trading securities	806	1,133
Investment
Investment securitites	891	863
Total gross fair value [member] | Asset-backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	797	1,023
Investment
Investment securitites	891	863
Total gross fair value [member] | Asset-backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	9	110
Total gross fair value [member] | Corporate debt and other debt [member]
Trading
Trading securities	20,922	22,326
Investment
Investment securitites	18,850	17,419
Total gross fair value [member] | Corporate debt and other debt [member] | Level 1 [member]
Trading
Trading securities		2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	20,900	22,303
Investment
Investment securitites	18,715	17,227
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	22	21
Investment
Investment securitites	135	192
Total gross fair value [member] | Trading Equity Securities [member]
Trading
Trading securities	33,677	34,542
Investment
Investment securitites	505	382
Total gross fair value [member] | Trading Equity Securities [member] | Level 1 [member]
Trading
Trading securities	30,316	30,847
Investment
Investment securitites	41	42
Total gross fair value [member] | Trading Equity Securities [member] | Level 2 [member]
Trading
Trading securities	2,285	2,547
Investment
Investment securitites	217	103
Total gross fair value [member] | Trading Equity Securities [member] | Level 3 [member]
Trading
Trading securities	1,076	1,148
Investment
Investment securitites	247	237
Total gross fair value [member] | Asset-backed securities, CDO [member]
Investment
Investment securitites	6,424	6,239
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securitites	6,424	6,239
Total gross fair value [member] | Loan substitute securities [member]
Investment
Investment securitites	24	24
Total gross fair value [member] | Loan substitute securities [member] | Level 2 [member]
Investment
Investment securitites	24	24
Total gross fair value [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	35,253	34,085
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets		1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	35,044	33,862
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	209	222
Total gross fair value [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	33,861	43,306
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	33,819	43,253
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	42	53
Total gross fair value [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	134	38
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	134	38
Total gross fair value [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	16,535	17,818
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	4,720	5,868
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	11,656	11,654
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	159	296
Total gross fair value [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(431)	(625)
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(441)	(631)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	10	6
Total gross fair value [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	30,417	30,346
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	29,658	29,620
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	759	726
Total gross fair value [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	34,315	41,868
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	34,285	41,836
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	30	32
Total gross fair value [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	208	94
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	208	94
Total gross fair value [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	17,070	18,479
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,135	4,369
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	13,674	13,730
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	261	380
Total gross fair value [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	292	34
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	295	29
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(3)	5
Recurring [member]
Financial assets
Interest-bearing deposits with banks	22,856	20,274
Trading
Trading securities	138,173	128,258
Investment
Investment securitites	51,895	48,499
Assets purchased under reverse repurchase agreements and securities borrowed	223,953	219,108
Loans	9,184	9,480
Derivatives
Total gross derivatives, assets	85,352	94,622
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(536)	(583)
Derivatives	84,816	94,039
Other assets	1,350	1,373
Financial assets	532,227	521,031
Deposits
Personal	15,234	14,752
Business and government	110,573	103,435
Bank	5,942	7,072
Other
Obligations related to securities sold short	33,242	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	218,297	201,839
Derivatives
Total gross derivatives, liabilities	82,302	90,821
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(536)	(583)
Total derivatives	81,766	90,238
Other liabilities	(1,090)	(1,416)
Financial liabilities	463,964	448,167
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	1,841	1,824	$ 1,538	$ 1,752
Derivatives
Financial liabilities	(143)	(453)	$ (582)	$ (489)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	16,893	14,573
Investment
Investment securitites	527	238
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,679	11,350
Investment
Investment securitites	2,281	1,554
Recurring [member] | US state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	44,373	33,164
Investment
Investment securitites	18,176	18,136
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	8,858	10,169
Investment
Investment securitites	1,964	1,470
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	965	1,001
Investment
Investment securitites	2,253	2,174
Recurring [member] | Asset-backed securities, Non-CDO [member]
Trading
Trading securities	806	1,133
Investment
Investment securitites	891	863
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	20,922	22,326
Investment
Investment securitites	18,850	17,419
Recurring [member] | Trading Equity Securities [member]
Trading
Trading securities	33,677	34,542
Investment
Investment securitites	505	382
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securitites	6,424	6,239
Recurring [member] | Loan substitute securities [member]
Investment
Investment securitites	24	24
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	35,253	34,085
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	33,861	43,306
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	134	38
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	16,535	17,818
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(431)	(625)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	30,417	30,346
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	34,315	41,868
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	208	94
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	17,070	18,479
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ 292	$ 34